Investment in Aqualung - Schedule of Changes in Investment in Aqualung (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value measurement of equity [line items]
Beginning balance	$ 5,350
Effect of change in fair value	91	$ 2,990
Effect of foreign exchange translation	2,354	$ (20)
Ending balance	5,350
Investment in Aqualung
Disclosure of fair value measurement of equity [line items]
Beginning balance	5,350
Effect of change in fair value	91
Effect of foreign exchange translation	(91)
Ending balance	$ 5,350